Financial instruments and financial risk factors - Liabilities measured at fair value (Details) - Recurring fair value measurement - USD ($)	Oct. 31, 2022	Jul. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 46,156,445	$ 111,138,272
Convertible debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 29,028,938	46,156,445
Warrants
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	82,109,334
Quoted prices in active markets for identical assets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0	53,549,990
Quoted prices in active markets for identical assets (Level 1) | Convertible debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Quoted prices in active markets for identical assets (Level 1) | Warrants
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	53,549,990
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		46,156,445	$ 57,588,282
Level 2 | Convertible debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	29,028,938	$ 46,156,445
Level 2 | Warrants
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 28,559,344